Finance income (expense), net (Tables)	12 Months Ended
Dec. 31, 2022
Finance Expense Net [Abstract]
Schedule of Finance Expense, Net

	December 31,
	2022	2021	2020
Interest income	$1,324	$20	$96
Total interest income	$1,324	$20	$96
Interest on loans	—	(120)	(513)
Interest on lease liabilities	(422)	(225)	(121)
Other interest	(217)	(313)	(206)
Total interest expense	$(639)	$(658)	$(840)
Derivative fair value (losses)	—	(1,444)	(384)
Foreign exchange gains (losses), net	(447)	64	(2,710)
Total finance income (expense), net	$238	$(2,018)	$(3,838)